Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash	$ 46,859,728	$ 1,000
Deposit for potential acquisition	8,750,000	0
Deferred acquisition costs	4,884,208	0
Deferred offering costs	0	22,975
Total Assets	60,493,936	23,975
Liabilities
Accounts payable and accrued expenses	5,448,409	23,245
Total Liabilities	5,448,409	23,245
Partners’ Equity
Limited partners’ interest (3,191,231 and 0 common units issued and outstanding, respectively)	55,045,742	723
General partner’s interest	(215)	7
Total Partners’ Equity	55,045,527	730
Total Liabilities and Partners’ Equity	$ 60,493,936	$ 23,975